Restructuring and Impairments - Summary of Cash Components of Restructuring Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring Reserve [Roll Forward]
Beginning balance	$ 11,599
Ending balance	1,714	$ 11,599
Contract and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	6,479	32,233
Costs incurred	7,294	3,300
Release of accrual	(5,532)	(1,465)
Payments	(6,690)	(27,347)
Foreign currency translation adjustment	(161)	(242)
Ending balance	1,390	6,479
2019 Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	11,166	60,232
Costs incurred	9,019	7,842
Release of accrual	(6,412)	(5,103)
Payments	(11,963)	(51,702)
Foreign currency translation adjustment	(305)	(103)
Ending balance	1,505	11,166
2019 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Beginning balance	4,687	27,999
Costs incurred	1,725	4,542
Release of accrual	(880)	(3,638)
Payments	(5,273)	(24,355)
Foreign currency translation adjustment	(144)	139
Ending balance	$ 115	$ 4,687